INVESTMENT ADVISER, ADMINISTRATOR AND FOUNDER
        AQUILA MANAGEMENT CORPORATION
        380 Madison Avenue, Suite 2300
        New York, New York 10017

INVESTMENT SUB-ADVISER
        CITIZENS BANK OF RHODE ISLAND
        One Citizens Plaza
        Providence, Rhode Island 02903

BOARD OF TRUSTEES
        Lacy B. Herrmann, Chairman
        Vernon R. Alden
        Paul Y. Clinton
        David A. Duffy
        William J. Nightingale
        J. William Weeks

OFFICERS
        Lacy B. Herrmann, President
        Stephen J. Caridi, Vice President
        Rose F. Marotta, Chief Financial Officer
        Richard F. West, Treasurer
        Edward M.W. Hines, Secretary

DISTRIBUTOR
        AQUILA DISTRIBUTORS, INC.
        380 Madison Avenue, Suite 2300
        New York, New York 10017

CUSTODIAN
        BANK ONE TRUST COMPANY, N.A.
        100 East Broad Street
        Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
        PFPC INC.
        400 Bellevue Parkway
        Wilmington, Delaware 19809

INDEPENDENT AUDITORS
        KPMG PEAT MARWICK LLP
        345 Park Avenue
        New York, New York 10154


Further information is contained in the Prospectus, which must precede or accompany this report.




SEMI-ANNUAL
REPORT

DECEMBER 31, 1997

A TAX-FREE INCOME INVESTMENT

AQUILA
[Logo of Aquila Group of Funds: eagle's head)

[Logo of Narragansett Insured Tax-Free Income Fund: a rectangle with profile view of a sailboat on top of waves and three flying seagulls above it]

ONE OF THE
AQUILASM GROUP OF FUNDS

[Logo of Narragansett Insured Tax-Free Income Fund: a rectangle with profile view of a sailboat on top of waves and three flying seagulls above it]

NARRAGANSETT INSURED TAX-FREE INCOME FUND
SEMI-ANNUAL REPORT
"QUALITY FOSTERS PEACE OF MIND"

                                                          February 20, 1998

Dear Investor:

        Recently, there has been a lot of news about the Far East and the problems that a number of countries in that area are experiencing. These problems have included some failures of major financial corporations in Japan, South Korea, Indonesia, Hong Kong, and various other countries. Also, there have been major deterioration changes in the currencies of these countries as they relate to U.S. dollars.

            It is hard to believe the magnitude of recent currency depreciation that has taken place in various countries vs. the U.S. dollar. The currency deteriorations against the U.S. dollar have ranged from 10% to well over 70% with various countries around the world. While we may have some problems in our own country, these are very substantially less than those of other countries.

            What has occurred as a result of the problems of these countries is a flight to quality. In comparison to various economies and currencies of the Far East, as well as other countries in the world, the U.S. economy, securities markets and currency stand out as a beacon of quality.

            Quality has also been one of the trademarks of Narragansett Insured Tax-Free Income Fund from the inception of the fund. It has been our strong belief that you can sleep much better at night by having high quality issues in the fund in which you invest. Indeed, the portfolio of Narragansett Insured Tax-Free Income Fund consists of 100% of tax-exempt securities having a AAA rating. This is the highest quality security you can possibly own.

            Just as important for you to know, in the portfolio management of the fund, separate credit analysis is done by the portfolio adviser to confirm that such top-quality assessment of the individual securities is justified. In other words, we do not merely rely upon the judgment of rating agencies, but rather independently verify the credit quality of each security.

            Why do we structure the portfolio this way? Primarily, so that you can feel comfortable with your investment in Narragansett Insured Tax-Free Income Fund in terms of knowing that that portion of your savings possesses a high level of capital preservation.

            PATTERN OF PRICING OF SHARE VALUE

            When you look at the pricing of share value of Narragansett Insured Tax-Free Income Fund, you will note that it presents a high level of share price consistency. This is in stark contrast to the currency deterioration and volatility of currency and securities markets that is taking place around the world. The chart below shows you that consistency for every year since the Fund began.


[Graphic of bar chart with the following information:]

NET ASSET VALUE
In Dollars

 9/10/92              9.60
12/31/92              9.59
 6/30/93             10.07
12/31/93             10.31
 6/30/94              9.44
12/31/94              9.11
 6/30/95              9.80
12/31/95             10.24
 6/30/96             10.38
12/31/96             10.14
 6/30/97             10.18
12/31/97             10.46


            OTHER STEPS TAKEN TO PROTECT YOUR MONEY

            As we have pointed out in previous reports to you, we have also consistently sought to diversify the holdings of municipal bonds in the portfolio so that no one segment could hurt the overall value of your money in the remote event a problem occurred. As a result, it is worth pointing out that the portfolio of securities presently consists of 126 issues spread over a variety of categories. This diversification is illustrated in the pie chart below.


[Graphic of pie chart with the following information:]

PORTFOLIO DISTRIBUTION BY PROJECT

Development                      13.48%
Education                        15.74%
Hospitals                         6.41%
Housing                           1.30%
Water                             6.29%
General Obligations              50.80%
Other                             5.98%

            We also ensure that the maturity of the portfolio is spread out over various time periods, with the average portfolio maturity being 12 years, as is indicated in the pie chart below.


[Graphic of pie chart with the following information:]

PORTFOLIO DISTRIBUTION BY MATURITY
(in Years)

0 - 5                      7.28%
6 - 10                    31.67%
11 - 15                   35.33%
16 - 20                   15.64%
Over 20 Years             10.08%


            Altogether then, when you consider the quality, diversification, and maturity of the portfolio, what we have consistently tried to do for you is to provide you with the means by which you can have "PEACE OF MIND" with your investment in Narragansett Insured Tax-Free Income Fund.

            WORKING IN YOUR INTEREST

            You can be assured that all those associated with the management of your investment will consistently work in your investment interest. We very much value you as a shareholder and appreciate the confidence you have shown in Narragansett Insured Tax-Free Income Fund.

                                               Sincerely,
                                               /s/ Lacy B. Herrmann
                                               Lacy B. Herrmann
                                               President and Chairman
                                                 of the Board of Trustees

NARRAGANSETT INSURED TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS
DECEMBER 31, 1997 (UNAUDITED)

                                                                      Rating
  Face                                                               Moody's/
  Amount             General Obligation Bonds (46.9%)                  S&P               Value
  $ 100,000          Town of Bristol, Rhode Island, MBIA Insured
                       6.000%, 12/15/11                               Aaa/AAA        $ 106,875
    100,000          Town of Bristol, Rhode Island, MBIA Insured
                       6.000%, 12/15/12                               Aaa/AAA          106,625
  1,000,000          Town of Bristol, Rhode Island, MBIA Insured
                       5.100%, 08/15/07                               Aaa/AAA        1,033,750
    405,000          Town of Burrillville, Rhode Island, AMBAC
                       Insured 5.300%, 07/15/08                       Aaa/AAA          425,757
    250,000          Town of Burrillville, Rhode Island, MBIA
                       Insured 5.400%, 10/15/06                       Aaa/AAA          265,937
    250,000          Town of Burrillville, Rhode Island, MBIA
                       Insured 5.500%, 10/15/07                       Aaa/AAA          266,250
    150,000          Town of Burrillville, Rhode Island, MBIA
                       Insured 5.700%, 10/15/10                       Aaa/AAA          159,188
    500,000          Central Falls, Rhode Island, MBIA Insured
                       4.900%, 11/15/05                               Aaa/AAA          517,500
    500,000          Central Falls, Rhode Island, MBIA Insured
                       5.200%, 11/15/09                               Aaa/AAA          521,250
    300,000          Cranston, Rhode Island, MBIA Insured 5.500%,
                       06/15/07                                       Aaa/AAA          324,000
  1,120,000          Cranston, Rhode Island, MBIA Insured 5.300%,
                       07/15/05                                       Aaa/AAA        1,171,800
    345,000          Town of Cumberland, Rhode Island, MBIA
                       Insured 5.500%, 09/01/06                       Aaa/AAA          371,306
    500,000          Town of Cumberland, Rhode Island, MBIA Insured
                       5.600%, 10/01/08                               Aaa/AAA          528,125
    400,000          Town of Lincoln, Rhode Island, MBIA Insured
                       5.100%, 01/15/06                               Aaa/AAA          419,500
    400,000          Town of Lincoln, Rhode Island, MBIA Insured
                       5.200%, 08/15/06                               Aaa/AAA          420,000
    850,000          Town of Lincoln, Rhode Island, MBIA Insured
                       5.500%, 08/15/10                               Aaa/AAA          893,562
    100,000          Town of Lincoln, Rhode Island, MBIA Insured
                       5.625%, 04/15/11                               Aaa/AAA          104,500
    250,000          Town of Lincoln, Rhode Island, FGIC Insured
                       5.750%, 08/01/15                               Aaa/AAA          267,500
    300,000          Narragansett, Rhode Island, MBIA Insured
                       5.100%, 09/15/06                               Aaa/AAA          314,625
  1,000,000          Narragansett, Rhode Island, MBIA Insured
                       5.300%, 09/15/08                               Aaa/AAA        1,050,000
    150,000          Newport, Rhode Island, MBIA Insured 6.550%,
                       08/15/07                                       Aaa/AAA          166,125
    250,000          Newport, Rhode Island, Series B, FGIC
                       Insured 4.900%, 05/15/06                       Aaa/AAA          258,125
    500,000          Newport, Rhode Island, Series B, FGIC
                       Insured 5.000%, 05/15/07                       Aaa/AAA          518,750
    500,000          Newport, Rhode Island, Series B, FGIC
                       Insured 5.100%, 05/15/08                       Aaa/AAA          519,375
    100,000          Pawtucket, Rhode Island, MBIA Insured
                       6.650%, 09/15/06                               Aaa/AAA          110,625
    310,000          Pawtucket, Rhode Island, FGIC Insured
                       5.625%, 04/15/07                               Aaa/AAA          332,475
    500,000          Pawtucket, Rhode Island, FGIC Insured
                       5.750%, 04/15/09                               Aaa/AAA          535,000
     25,000          Providence, Rhode Island, MBIA Insured
                       6.600%, 01/15/01                               Aaa/AAA           26,688
    100,000          Providence, Rhode Island, MBIA Insured
                       5.500%, 01/15/04                               Aaa/AAA          106,250
    100,000          Providence, Rhode Island, MBIA Insured
                       5.900%, 01/15/09                               Aaa/AAA          107,000
    200,000          Providence, Rhode Island, MBIA Insured
                       5.250%, 01/15/12                               Aaa/AAA          203,750
    700,000          Providence, Rhode Island, FSA Insured 5.500%,
                       01/15/11                                       Aaa/AAA          737,625
    100,000          Providence, Rhode Island, Series A, MBIA
                       Insured 5.400%, 08/01/01                       Aaa/AAA          104,500
     90,000          Providence, Rhode Island, 1992 Series A,
                       MBIA Insured 5.700%, 08/01/04                  Aaa/AAA           95,850
    500,000          East Providence, Rhode Island, MBIA Insured
                       5.400%, 05/15/07                               Aaa/AAA          541,875
     95,000          Commonwealth of Puerto Rico, MBIA Insured
                       5.900%, 07/01/06                               Aaa/AAA          101,887
    100,000          Commonwealth of Puerto Rico, MBIA Insured
                       5.750%, 07/01/09                               Aaa/AAA          106,000
     50,000          Commonwealth of Puerto Rico, FSA Insured
                       6.000%, 07/01/14                               Aaa/AAA           53,562
    100,000          Commonwealth of Puerto Rico, MBIA Insured
                       6.000%, 07/01/14                               Aaa/AAA          107,125
    500,000          Commonwealth of Puerto Rico, AMBAC Insured
                       5.850%, 07/01/15                               Aaa/AAA          526,250
    500,000          Commonwealth of Puerto Rico, MBIA Insured
                       5.875%, 07/01/18                               Aaa/AAA          524,375
     50,000          State of Rhode Island Refunding, Series A,
                       FGIC Insured 6.000%, 06/15/02                  Aaa/AAA           53,687
    300,000          Rhode Island Consolidated Capital Development
                       Loan, 1991 Series B, AMBAC Insured 6.250%,
                       05/15/07                                       Aaa/AAA          321,000
    380,000          Rhode Island Consolidated Capital Development
                       Loan, 1991 Series B, MBIA Insured 6.250%,
                       05/15/09                                       Aaa/AAA          406,125
    100,000          Rhode Island Consolidated Capital Development
                       Loan, 1991 Series B, MBIA Insured 6.250%,
                       05/15/10                                       Aaa/AAA          106,750
  1,050,000          Rhode Island Consolidated Capital Development
                       Loan, 1992 Series A, FGIC Insured 5.500%,
                       08/01/07                                       Aaa/AAA        1,103,812
     25,000          Rhode Island Consolidated Capital Development
                       Loan, 1992 Series A, FGIC Insured 5.500%,
                       08/01/08                                       Aaa/AAA           26,219
  1,000,000          Rhode Island Consolidated Capital Development
                       Loan, 1993 Series A, AMBAC Insured 4.800%,
                       06/15/02                                       Aaa/AAA        1,025,000
  1,000,000          Rhode Island Consolidated Capital Development
                       Loan, 1993 Series A, FGIC Insured 5.100%,
                       11/01/13                                       Aaa/AAA        1,017,500
    375,000          Town of Scituate, Rhode Island, MBIA Insured
                       5.500%, 04/01/09                               Aaa/AAA          398,437
    390,000          South Kingstown, Rhode Island, MBIA Insured
                       5.000%, 03/15/08                               Aaa/AAA          405,600
    390,000          South Kingstown, Rhode Island, MBIA Insured
                       5.050%, 03/15/09                               Aaa/AAA          405,112
    125,000          South Kingstown, Rhode Island, MBIA Insured
                       5.125%, 06/01/08                               Aaa/AAA          130,312
    170,000          South Kingstown, Rhode Island, MBIA Insured
                       5.200%, 06/01/09                               Aaa/AAA          177,012
    170,000          South Kingstown, Rhode Island, MBIA Insured
                       5.250%, 06/01/10                               Aaa/AAA          176,588
    100,000          South Kingstown, Rhode Island, MBIA Insured
                       6.300%, 12/15/11                               Aaa/AAA          109,250
    400,000          South Kingstown, Rhode Island, AMBAC Insured
                       4.900%, 11/15/07                               Aaa/AAA          414,000
    150,000          Warwick, Rhode Island, MBIA Insured 6.100%,
                       11/15/01                                       Aaa/AAA          160,688
     50,000          Warwick, Rhode Island, FGIC Insured 7.000%,
                       11/15/02                                       Aaa/AAA           53,562
    195,000          Warwick, Rhode Island, FSA Insured 5.600%,
                       08/01/14                                       Aaa/AAA          207,188
    500,000          West Warwick, Rhode Island, MBIA Insured
                       5.800%,
                       01/01/04                                       Aaa/AAA          536,250
    500,000          West Warwick, Rhode Island, MBIA Insured
                       5.900%,
                       01/01/05                                       Aaa/AAA          535,625
    385,000          Woonsocket, Rhode Island, MBIA Insured 5.125%,
                       03/01/11                                       Aaa/AAA          394,625
                       Total General Obligation Bonds                               23,215,604

                     Higher Education Revenue Bonds (12.3%)
     25,000          Rhode Island Health & Education Building
                       Corp - Higher Education, Various Purpose
                       1990 Series B,
                       FSA Insured 7.250%, 09/15/06                   Aaa/AAA           26,781
    100,000          Rhode Island Health & Education Building
                       Corp - Bryant College, MBIA Insured 6.300%,
                       06/01/03                                       Aaa/AAA          109,500
     50,000          Rhode Island Health & Education Building
                       Corp -  Bryant College, 1992 2nd Series,
                       MBIA Insured
                       5.550%, 06/01/03                               Aaa/AAA           52,938
    100,000          Rhode Island Health & Education Building
                       Corp - Bryant College, 1992 2nd Series,
                       MBIA Insured
                       5.800%, 06/01/05                               Aaa/AAA          107,125
    100,000          Rhode Island Health & Education Building
                       Corp - Johnson & Wales University, 1993
                       Series A, Connie Lee Insured 5.200%,
                       04/01/04                                        NR/AAA          104,000
    200,000          Rhode Island Health & Education Building
                       Corp - Johnson & Wales University, 1992
                       Series A,
                       Connie Lee Insured 5.875%, 04/01/05             NR/AAA          216,500
    150,000          Rhode Island Health & Education Building
                       Corp - Johnson & Wales University, 1992
                       Series A,
                       Connie Lee Insured 5.750%, 04/01/12             NR/AAA          159,000
    500,000          Rhode Island Health & Education Building
                       Corp - Johnson & Wales University, 1993
                       Series A,
                       Connie Lee Insured 5.250%, 04/01/16             NR/AAA          501,875
    150,000          Rhode Island Health & Education Building
                       Corp - Johnson & Wales University, 1992
                       Series A,
                       Connie Lee Insured 6.375%, 04/01/12             NR/AAA          165,750
    300,000          Rhode Island Health & Education Building
                       Corp - Providence College, 1993 Series,
                       MBIA Insured
                       5.600%, 11/01/09                               Aaa/AAA          317,250
    300,000          Rhode Island Health & Education Building
                       Corp - Providence College, 1993 Series,
                       MBIA Insured
                       5.600%, 11/01/10                               Aaa/AAA          315,375
    500,000          Rhode Island Health &Education Building Corp.,
                       Providence College, 1993 Series,
                       MBIA Insured 5.600%, 11/01/22                  Aaa/AAA          512,500
    200,000          Rhode Island Health & Education Building
                       Corp - Rhode Island School of Design, 1992
                       Series, MBIA Insured 5.800%, 06/01/05          Aaa/AAA          215,750
    500,000          Rhode Island Health & Education Building
                       Corp - Brown University, 1993 Series, MBIA
                       Insured 5.400%, 09/01/18                       Aaa/AAA          503,750
    500,000          Rhode Island Health & Education Building
                       Corp - Brown University, 1993 Series, MBIA
                       Insured 5.375%, 09/01/23                       Aaa/AAA          502,500
  1,000,000          Rhode Island Health & Education Building
                       Corp - Roger Williams University, 1996
                       Series S, Connie Lee Insured
                       5.500%, 11/15/11                                NR/AAA        1,053,750
     55,000          Rhode Island Health & Education Building
                       Corp -  Board of Governors, 1993 Series
                       A, MBIA Insured 5.500%, 09/15/13               Aaa/AAA           57,200
    245,000          Rhode Island Health & Education Building
                       Corp - Board of Governors, 1993 Series B,
                       MBIA Insured 5.500%, 09/15/13                  Aaa/AAA          254,800
    140,000          Rhode Island Health & Education Building
                       Corp - Board of Governors, 1993 Series A,
                       MBIA Insured 5.250%, 09/15/23                  Aaa/AAA          139,650
    450,000          Rhode Island Health & Education Building
                       Corp - Board of Governors, 1993 Series A,
                       MBIA Insured 5.300%, 09/15/08                  Aaa/AAA          469,688
    150,000          Rhode Island Health & Education Building
                       Corp - Salve Regina, 1993 Series, Connie
                       Lee Insured 5.300%, 03/15/00                    NR/AAA          153,375
    150,000          Rhode Island Health & Education Building
                       Corp - Salve Regina, 1993 Series, Connie
                       Lee Insured 6.100%, 03/15/06                    NR/AAA          164,250
                                                                                     6,103,307

                     Hospital Revenue Bonds (6.4%)
    100,000          Rhode Island Health & Education Building
                       Corporation - Women & Infants Hospital,
                       1992 Series, FSA Insured 6.150%, 09/01/05      Aaa/AAA          109,375
    400,000          Rhode Island Health & Education Building
                       Corporation - Women & Infants Hospital,
                       1992 Series, FSA Insured 6.350%, 09/01/07      Aaa/AAA          440,500
    300,000          Rhode Island Health & Education Building
                       Corporation - Women & Infants Hospital,
                       1992 Series, FSA Insured 6.550%, 09/01/13      Aaa/AAA          328,500
    150,000          Rhode Island Health & Education Building
                       Corporation - Kent County Memorial Hospital,
                       1992 Series, MBIA Insured 6.000%, 07/01/06     Aaa/AAA          160,500
  2,000,000          Rhode Island Health & Education Building
                       Corp., Fing-Lifespan Obligation Group, MBIA
                       Insured 5.600%, 11/01/22                       Aaa/AAA        2,110,000
                                                                                            3,148,875

                     Mortgage Revenue-Multi Family (1.3%)
    300,000          Rhode Island Housing & Mortgage Finance
                       Corp, 1995 Series A, AMBAC Insured 5.550%,
                       07/01/05                                       Aaa/AAA          318,375
    300,000          Rhode Island Housing & Mortgage Finance Corp,
                       1995 Series A, AMBAC Insured 5.450%,
                       07/01/04                                       Aaa/AAA          316,500
                                                                                       634,875

                     Water and Sewer Revenue Bonds (2.7%)
    250,000          Kent County Water Authority Revenue Bonds,
                       1994 Series A, 5.700%, 07/15/04, MBIA
                       Insured                                        Aaa/AAA          268,750
    300,000          Bristol County, Rhode Island, MBIA Insured
                       5.000%, 12/01/08                               Aaa/AAA          310,500
    750,000          Bristol County, Rhode Island Water
                       Authority Revenue Bond, 1997 Series A,
                       5.250%, 07/01/17                                                759,375
                                                                                     1,338,625

                     Utility Revenue Bonds (.3%)
    100,000          Puerto Rico Electric Power Authority,
                       Series Q, FSA Insured 5.750%, 07/01/07         Aaa/AAA          106,625
     50,000          Puerto Rico Electric Power Authority,
                       Series O, FSA Insured 6.000%, 07/01/10         Aaa/AAA           51,250
                                                                                       157,875
                     Development Revenue Bonds (15.2%)
    100,000          Rhode Island Convention Center Authority,
                       1991 Series A, MBIA Insured (Escrowed to
                       Maturity)
                       6.100%, 05/15/02                               Aaa/AAA          108,000
    150,000          Rhode Island Convention Center Authority,
                       1991 Series A, MBIA Insured (Escrowed to
                       Maturity)
                       6.300%, 05/15/04                               Aaa/AAA          162,937
    100,000          Rhode Island Convention Center Authority,
                       1991 Series A, MBIA Insured (Escrowed to
                       Maturity)
                       6.375%, 05/15/01                               Aaa/AAA          108,750
    500,000          Rhode Island Convention Center Authority,
                       1993 Series B,
                       MBIA Insured 5.000%, 05/15/07                  Aaa/AAA          524,375
    500,000          Rhode Island Convention Center Authority,
                       1993 Series A,
                       AMBAC Insured 5.400%, 05/15/08                 Aaa/AAA          527,500
    300,000          Rhode Island Convention Center Authority,
                       1993 Series A,
                       AMBAC Insured 5.500%, 05/15/13                 Aaa/AAA          310,875
    300,000          Rhode Island Public Building Authority State
                       Public Projects, 1990 Series A, AMBAC
                       Insured (Escrowed to Maturity)
                       6.600%, 02/01/02                               Aaa/AAA          326,625
    500,000          Rhode Island Public Building Authority State
                       Public Projects, 1993 Series A, AMBAC
                       Insured 5.100%, 02/01/05                       Aaa/AAA          522,500
  1,000,000          Rhode Island Public Building Authority State
                       Public Projects, 1993 Series A, AMBAC
                       Insured 5.250%, 02/01/10                       Aaa/AAA        1,028,750
    785,000          Rhode Island Public Building Authority State
                       Public Projects, 1990 Series A,
                       AMBAC Insured 6.000%, 02/01/11                 Aaa/AAA          825,231
    710,000          Rhode Island Public Building Authority State
                       Public Projects, 1990 Series A,
                       AMBAC Insured
                       (Escrowed to Maturity) 6.000%, 02/01/01        Aaa/AAA          748,162
    370,000          Rhode Island Public Building Authority State
                       Public Projects, 1989 Series A,
                       AMBAC Insured
                       (Escrowed to Maturity) 7.000%, 02/01/00        Aaa/AAA          398,213
     35,000          Rhode Island Public Building Authority State
                       Public Projects, 1989 Series A,
                       AMBAC Insured
                       (Escrowed to Maturity) 6.750%, 02/01/00        Aaa/AAA           37,494
    250,000          Rhode Island Public Building Authority State
                       Public Projects, Series A, MBIA Insured
                       5.250%, 08/01/06                               Aaa/AAA          252,610
    600,000          Rhode Island Public Building Authority State
                       Public Projects, 1986 Series A, MBIA Insured
                       5.250%, 08/01/07                               Aaa/AAA          606,246
    500,000          Rhode Island Public Building Authority State
                       Public Projects, 1996 School Series B, MBIA
                       Insured 5.500%, 12/15/14                       Aaa/AAA          521,875
    500,000          Rhode Island Public Building Authority State
                       Public Projects, 1996 School Series B, MBIA
                       Insured 5.500%, 12/15/15                       Aaa/AAA          514,376
                                                                                     7,524,519

                     Pollution Control Revenue Bonds (3.7%)
    200,000          Rhode Island Clean Water Protection, 1993
                       Series A, MBIA Insured 5.300%, 10/01/07        Aaa/AAA          214,000
    300,000          Rhode Island Clean Water Protection, 1993
                       Series A, MBIA Insured 5.400%, 10/01/09        Aaa/AAA          322,500
  1,250,000          Rhode Island Clean Water Protection, 1993
                       Series A, MBIA Insured 5.400%, 10/01/15        Aaa/AAA        1,309,375
                                                                                     1,845,875

                     Other Revenue Bonds (8.8%)
    210,000          State of Rhode Island Depositors Economic
                       Protection Corp - 1992 Series A, FSA Insured
                       6.000%, 08/01/01                               Aaa/AAA          223,125
    135,000          State of Rhode Island Depositors Economic
                       Protection Corp - 1992 Series B, MBIA Insured
                       5.500%, 08/01/06                               Aaa/AAA          145,462
    355,000          State of Rhode Island Depositors Economic
                       Protection Corp - 1993 Series A, MBIA Insured
                       5.625%, 08/01/09                               Aaa/AAA          388,282
    500,000          State of Rhode Island Depositors Economic
                       Protection Corp - 1992 Series B, MBIA Insured
                       6.000%, 08/01/17                               Aaa/AAA          538,750
    500,000          State of Rhode Island Depositors Economic
                       Protection Corp - 1993 Series B, MBIA Insured
                       5.250%, 08/01/21                               Aaa/AAA          523,125
  1,500,000           Rhode Island State and Local Facilities
                       MBIA Insured 5.400%, 08/01/08                  Aaa/AAA        1,603,126
    200,000          State of Rhode Island Certificates of
                       Participation, Howard Center Improvements,
                       MBIA Insured 5.375%, 10/01/16                  Aaa/AAA          203,750
    400,000          State of Rhode Island Certificates of
                       Participation, Howard Center Improvements,
                       MBIA Insured 5.250%, 10/01/10                  Aaa/AAA          415,500
    300,000          State of Rhode Island Depositors Economic
                       Protection Corp - 1993 Series B, MBIA Insured
                       5.800%, 08/01/09                               Aaa/AAA          333,000
                                                                                     4,374,120

                       Total Revenue Bonds                                          25,128,071
                       Total Investments (cost $46,143,399 *)    97.6%              48,343,675
                       Other assets in excess of liabilities      2.4                1,206,537
                       Net Assets                               100.0%            $ 49,550,212

                  (*)Cost for Federal income tax purposes is identical.

PORTFOLIO ABBREVIATIONS:

AMBAC  -  American Municipal Bond Assurance Corp.
FGIC   -  Financial Guaranty Insurance Co.
FSA    -  Financial Security Assurance
MBIA   -  Municipal Bond Investors Assurance Corp.


See accompanying notes to financial statements.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)

ASSETS
 Investments at value (identified cost $46,143,399)             $  48,343,675
 Cash                                                                 343,453
 Interest receivable                                                  747,776
 Receivable for Fund shares sold                                      161,021
 Due from Administrator for reimbursement of expenses (note 3)         17,829
 Receivable for investment securities sold                              5,000
 Other assets                                                             101
   Total assets                                                    49,618,855

LIABILITIES
 Dividends payable                                                     32,850
 Distribution fees payable                                             19,673
 Accrued expenses                                                      13,673
 Adviser and Administrator fees payable                                 2,064
 Payable for Fund shares redeemed                                         383
 Total liabilities                                                     68,643

NET ASSETS                                                      $  49,550,212

 Net Assets consist of:
 Capital Stock - Authorized 80,000,000 shares,
   par value $.01 per share                                     $      47,354
 Additional paid-in capital                                        47,304,530
 Accumulated net loss on investments                                   (1,948)
 Net unrealized appreciation on investments                         2,200,276
                                                                $  49,550,212

CLASS A
 Net Assets                                                     $  48,308,281
 Capital shares outstanding                                         4,616,702
 Net asset value and redemption price per share                 $       10.46
 Offering price per share (100/96 of $10.46 adjusted to
   nearest cent)                                                $       10.90

CLASS C
 Net Assets                                                     $   1,241,817
 Capital shares outstanding                                           118,697
 Net asset value and offering price per share                   $       10.46
 Redemption price per share (*generally, a charge of 1% is
   imposed on the proceedsof shares redeemed during the
   first 12 months after purchase)                              $       10.46*

CLASS Y
 Net Assets                                                     $         114
 Capital shares outstanding                                            10,901
 Net asset value, offering and redemption price per share       $       10.48


See accompanying notes to financial statements.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

INVESTMENT INCOME:
 Interest income                                                   $1,194,301

Expenses:
 Management fee (note 3)                              $  116,312
 Distribution and service fees (note 3)                   37,863
 Trustees' fees and expenses                              24,000
 Transfer and shareholder servicing agent fees            19,500
 Legal fees                                               17,000
 Shareholders' reports and proxy statements               16,000
 Audit and accounting fees                                10,000
 Registration fees and dues                                3,500
 Custodian fees (note 7)                                   3,000
 Insurance                                                   375
 Miscellaneous                                            26,914
                                                         274,464

 Management fee waived (note 3)                         (104,681)
 Reimbursement of expenses by Manager (note 3)          (106,821)
 Expenses paid indirectly (note 7)                        (3,000)
       Net expenses                                                    59,962
       Net investment income                                        1,134,339

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain from securities transactions             -
 Change in unrealized appreciation on investments     1,271,592

 Net realized and unrealized gain on investments                    1,271,592
 Net increase in net assets resulting from operations              $2,405,931

See accompanying notes to financial statements.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                           SIX MONTHS ENDED       YEAR ENDED
                                            DEC. 31, 1997      JUNE 30, 1997
OPERATIONS:
 Net investment income                       $   1,134,339      $   2,028,546
 Net realized gain (loss) from securities
   transactions                                          -             (1,948)
 Change in unrealized appreciation on
   investments                                   1,271,592          1,032,756
   Change in net assets from operations          2,405,931          3,059,354

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
 Class A Shares:
 Net investment income                          (1,135,701)        (2,047,604)
 Distributions in excess of net
   investment income                                     -                  -
 Net realized gain on investments                        -                  -

 Class C Shares:
 Net investment income                             (13,541)            (9,970)
 Distributions in excess of net
   investment income                                     -                  -
 Net realized gain on investments                        -                  -

 Class Y Shares:
 Net investment income                                  (3)                (6)
 Distributions in excess of net
   investment income                                     -                  -
 Net realized gain on investments                        -                  -
   Change in net assets from distributions      (1,149,245)        (2,057,580)

CAPITAL SHARE TRANSACTIONS (NOTE 8):
 Proceeds from shares sold                       6,827,804          8,147,455
 Reinvested dividends and distributions            638,914          1,067,542
 Cost of shares redeemed                        (2,198,206)        (5,180,006)
   Change in net assets from capital
      share transactions                         5,268,512          4,034,991
   Change in net assets                          6,525,198          5,036,765

NET ASSETS:
 Beginning of period                            43,025,014         37,988,249
 End of period                               $  49,550,212      $  43,025,014

See accompanying notes to financial statements.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION

      Narragansett Insured Tax-Free Income Fund (the "Fund"), a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. The Fund is authorized to issue 80,000,000 shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and, as was the case since inception, are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity. They are not available to individual retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail customers. At December 31, 1997 there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments in the Fund and are identical as to rights and privileges. They differ only with respect to the effect of sales charges, the distribution and/or service fees borne by the respective class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

   In Fiscal 1997, the Fund began amortizing bond premium using the constant yield method. Accordingly, net unrealized appreciation and additional paid-in capital have been adjusted by equal amounts at the beginning of the year. This change had no effect on the Fund's net asset value or distribution policy and conforms to the amortization policy followed by the Fund for Federal tax purposes.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.  FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

      Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a sub-adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of any sub-adviser and all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the

Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's net assets.

      Citizens Bank of Rhode Island (the "Sub-Adviser"),formerly known as Citizens Trust Company, serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser.
Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23 of 1% on the Fund's net assets.

      On November 14, 1997, the Management arrangements described above were approved by the Fund's shareholders and went into effect. From inception of the Fund to that date, Aquila Management Corporation and Citizens Bank of Rhode Island had served as the Fund's Administrator and Investment Manager, respectively, pursuant to agreements with the Fund, for total fees at an annual rate of 0.50 of 1% of the Fund's net assets, the same fee as under the new arrangements.

      For the six months ended December 31, 1997, the Fund incurred fees for advisory and administrative services of $116,312 of which $104,681 was voluntarily waived. Additionally, the Manager voluntarily agreed to reimburse the Fund for other expenses during this period in the amount of $106,821. Of this amount, $88,992 was paid prior to December 31, 1997 and the balance of $17,829 was paid in early January, 1998.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b)  DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc., ("the Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the six months ended December 31, 1997, service fees on Class A Shares amounted to $34,414, of which the Distributor received $611.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended December 31, 1997, amounted to $2,587. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended December 31, 1997, amounted to $862. The total of these payments with respect to Class C Shares amounted to $3,449, of which the Distributor received $2,403.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, Aquila Distributors, Inc. serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Rhode Island, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 1997, the Distributor received sales commissions in the amount of $6,694.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended December 31, 1997, purchases of securities and proceeds from the sales of securities aggregated $4,894,095 and $5,000, respectively.

      At December 31, 1997, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $2,201,751 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $1,475, for a net unrealized appreciation of $2,200,276.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers' ability to meet their obligations. However, to mitigate against such risks, the Fund has chosen to have at least 65% and possibly the entire number of issues in the portfolio insured as to timely payment of principal and interest when due by nationally prominent municipal bond insurance companies.

      The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At December 31, 1997, the Fund had 3.2% of its net assets invested in eight Puerto Rico municipal issues, all of which are rated AAA and insured or collateralized by U.S. Treasury securities.

      At December 31, 1997, all of the securities in the Fund were insured. While such insurance protects against credit risks with portfolio securities, it does not insure against market risk of fluctuations in the Fund's share price and income return.

6. DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option. Net realized capital gains, if any, are distributed annually.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. However, due to differences between financial reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to ordinary income taxes. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. Also, annual capital gains distributions, if any, are taxable.

7. CUSTODIAN FEES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. During six months ended December 31, 1997, the Fund's custodian fees amounted to $3,000, all of which was offset by such credits. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit with the custodian.

8. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                Six Months Ended           Year Ended
                               December 31, 1997          June 30, 1997
                               Shares      Amount       Shares     Amount
Class A Shares:
 Proceeds from shares sold     590,060   $ 6,090,659    760,202   $ 7,656,627
 Reinvested distributions       61,119       633,003    105,705     1,064,301
 Cost of shares redeemed      (212,367)   (2,192,172)  (513,856)   (5,167,501)
   Net change                  438,812     4,531,490    352,051     3,553,427

Class C Shares:
 Proceeds from shares sold      71,087       737,145     48,532       490,828
 Reinvested distributions          570         5,908        320         3,235
 Cost of shares redeemed          (580)       (6,034)    (1,242)      (12,505)
   Net change                   71,077       737,019     47,610       481,558

Class Y Shares:
 Proceeds from shares sold           -             -          -             -
 Reinvested distributions            -             3          1             6
 Cost of shares redeemed             -             -          -             -
   Net change                        -             3          1             6

Total transactions in Fund
   shares                      509,889   $ 5,268,512    399,662   $ 4,034,991

NARRAGANSETT INSURED TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS
(UNAUDITED)

For a share outstanding throughout each period

                                           Class A(1)
                       Six Months
                         ended                                        Period(2)
                       December 31,          Year ended June 30,        ended
                          1997       1997     1996     1995     1994   6/30/93
Net Asset Value,
 Beginning of Period      $10.18    $9.93    $9.80    $9.44    $10.07   $9.60

Income from Investment
  Operations:
  Net investment income     0.25     0.51     0.52     0.54      0.53    0.39
  Net gain (loss) on
    securities (both
    realized and
    unrealized)             0.29     0.26     0.13     0.36     (0.63)   0.47
  Total from Investment
    Operations              0.54     0.77     0.65     0.90     (0.10)   0.86

Less Distributions
  (note 6):
  Dividends from net
    investment income      (0.26)   (0.52)   (0.52)   (0.54)    (0.53)  (0.39)
  Distributions from
    capital gains            -        -        -        -         -       -
  Total Distributions      (0.26)   (0.52)   (0.52)   (0.54)    (0.53)  (0.39)

Net Asset Value, End
  of Period               $10.46   $10.18    $9.93    $9.80     $9.44  $10.07

Total Return (not
  reflecting sales
  charge)(%)               5.34#     7.95     6.72     9.82     (1.11)   9.18#

Ratios/Supplemental
  Data
  Net Assets, End of
    Period ($ thousands)  48,308   42,540   37,988   34,373   31,660   15,249
  Ratio of Expenses to
    Average Net Assets
    (%)                    0.24*     0.21     0.14     0.06     0.02       0*
  Ratio of Net
    Investment Income
    to Average Net
    Assets (%)             4.89*     5.07     5.19     5.63     5.30    5.28*
  Portfolio Turnover
    Rate (%)               0.01#     5.29        0        0        0    2.56#

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees, the Administrator's voluntary expense reimbursement and the expense offset in custodian fees for uninvested cash balances would have been:
  Net Investment
    Income ($)             0.21      0.41     0.42     0.43     0.40     0.20
  Ratio of Expenses
    to Average Net
    Assets (%)            1.06*      1.25     1.17     1.19     1.32    2.56*
  Ratio of Net
    Investment Income
    to Average Net
    Assets (%)            4.07*      4.03     4.16     4.50     4.00    2.72*

     (1)  Designated as Class A Shares on May 1, 1996.
     (2)  From September 10, 1992 (commencement of operations) to June 30,
          1993.
      #   Not annualized
      *   Annualized

See accompanying notes to financial statements.



For a share outstanding throughout each period

                                   Class C(1)                 Class Y(1)
                               Six             Period   Six             Period
                               Months  Year    (2)      Months  Year    (2)
                               Ended   Ended   Ended    Ended   Ended   Ended
                               Dec.    June    June     Dec.    June    June
                               31,     30,     30,      31,     30,     30,
                               1997    1997    1996     1997    1997    1996
Net Asset Value, Beginning
  of Period                    $10.18  $9.93   $9.94    $10.19   $9.93  $9.94

Income from Investment
 Operations:
 Net investment income           0.30   0.41    0.07      0.31    0.56   0.09
 Net gain (loss) on
   securities (both
   realized and unrealized)      0.28   0.26   (0.01)     0.29    0.26  (0.01)
 Total from Investment
   Operations                    0.58   0.67    0.06      0.60    0.82   0.08

Less Distributions (note 6):
 Dividends from net
   investment income           (0.30) (0.42)   (0.07)   (0.31)  (0.56)  (0.09)
 Distributions from capital
   gains                          -      -        -        -       -       -
 Total Distributions           (0.30) (0.42)   (0.07)   (0.31)  (0.56)  (0.09)

Net Asset Value, End of
  Period                       $10.46 $10.18   $9.93   $10.48  $10.19   $9.93

Total Return (not
  reflecting sales
  charge) (%)                   4.81#   6.89   0.60#    5.76#    8.48   0.80#

Ratios/Supplemental Data
 Net Assets, End of Period
   ($ thousands)                1,242    485    0.1       0.1     0.1     0.1
 Ratio of Expenses to
   Average Net Assets (%)       1.24*   1.06   0.20#    0.07*    0.06   0.14#
 Ratio of Net Investment
   Income to Average Net
   Assets (%)                   3.82*   4.22   0.70#    5.95*    5.22   0.89#
 Portfolio Turnover Rate(%)     0.01#   5.29       0    0.01#    5.29       0

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees, the Administrator's voluntary expense reimbursement and the expense offset in custodian fees for uninvested cash balances would have been:
 Net Investment Income ($)      0.25    0.30    0.06    0.31     0.55    0.08
 Ratio of Expenses to
   Average Net Assets (%)      1.85*    2.10   0.32#   0.91*     1.10   0.15#
 Ratio of Net Investment
   Income to Average Net
   Assets (%)                  3.21*    3.18   0.61#   4.22*     4.18   0.77#

     (1) New Class of Shares established on May 1, 1996.
     (2) From May 1, 1996 to June 30, 1996.
      #   Not annualized.
      *   Annualized.

See accompanying notes to financial statements.

REPORT ON THE ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)

            The Annual Meeting of Shareholders of Narragansett Insured Tax-Free Income Fund (the "Fund") was held on November 14, 1997.* At the meeting, the following matters were submitted to a shareholder vote and approved:

(i) the election of Lacy B. Herrmann, Vernon R. Alden, Paul Y. Clinton, David A. Duffy, Robert L. Krakoff, William J. Nightingale, and
       J. William Weeks as Trustees to hold office until the next annual meeting of the Fund's shareholders or until his or her successor is duly elected (each Trustee received at least 31,665,320.51 affirmative votes (98.69%); no more than 421,457.31 votes (1.31%) were withheld for any Trustee),

(ii) the ratification of the selection of KPMG Peat Marwick LLP as the Fund's independent auditors for the fiscal year ending June 30, 1998 (votes for: 31,419,289.84 (97.92%); votes against: 84,778.45
       (0.26%); abstentions: 582,709.53 (1.82%); broker non-votes: 0
       (0.00%)),

(iii) the approval of a proposed Investment Advisory and Administration Agreement with Aquila Management Corp. (votes for:
       29,310,061.31 (91.35%); votes against: 435,991.83 (1.36%);
       abstentions: 712,590.10 (2.22%); broker non-votes: 1,628,134.58
       (5.07%)), and

(iv) the approval of a proposed Sub-Advisory Agreement with Citizens Bank of Rhode Island (votes for: 27,770,787.93 (86.55%); votes against: 343,106.89 (1.07%); abstentions: 685,106.48 (2.14%);
       broker non-votes: 3,287,776.52 (10.25%)).

* On the record date for the Annual Meeting, the holders of 4,338,140.613 Class A Shares, 54,828.484 Class C Shares, and 10.686 Class Y Shares were outstanding and entitled to vote representing a total net asset value of $45,291,073.38. The holders of shares entitled to vote representing a total net asset value of $32,086,777.82 (70.85%) were present in person or by proxy at the meeting.